UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: July 1, 2019 - June 30, 2020

ITEM 1.	PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22033
Reporting Period: 07/01/2019 - 06/30/2020
MFS Series Trust XIV

=================== MFS Institutional Money Market Portfolio ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 28, 2020

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)	Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.